NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2016
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS

20.   NONCONTROLLING INTERESTS

December 31,	2016	2015
(millions of Canadian dollars)
Enbridge Energy Partners, L.P.	(99)	412
Enbridge Energy Management, L.L.C. (EEM)	36	203
Enbridge Gas Distribution Inc. preferred shares	100	100
Renewable energy assets	516	561
Other	24	24

	577	1,300

ENBRIDGE ENERGY PARTNERS, L.P.

Noncontrolling interests in EEP represented the 80.2% (2015 - 80.0%) interest in EEP held by public unitholders, as well as interests of third parties in subsidiaries of EEP, including MEP. The net decrease in the carrying value of Noncontrolling interests in EEP was primarily due to EEP distributing $670 million (2015 - $630 million; 2014 - $504 million) to its noncontrolling interest holders in line with EEP’s objective to make quarterly distributions from its available cash, as defined in its partnership agreement and as approved by EEP’s Board of Directors. This decrease was partially offset by comprehensive income attributable to noncontrolling interests in EEP during the year.

For the year ended December 31, 2016, EEP reported a net loss, as well as distributions to partners in excess of earnings attributable to partners, which reduced the carrying value of EEP’s Class A and Class B common units and i-units into deficit positions. The EEP partnership agreement does not permit capital account deficits in the capital account of any limited partner and thus requires that such capital account deficits be brought to zero by additional allocations from other limited partner capital balances, to the extent such capital account balances are positive, and the General Partner on a pro-rata basis. As a result, Earnings attributable to noncontrolling interests and redeemable noncontrolling interests in the Consolidated Statements of Earnings for the year ended December 31, 2016 were higher by $816 million due to this reallocation (2015 - lower by $13 million).

On January 2, 2015, Enbridge transferred its 66.7% interest in the United States segment of the Alberta Clipper pipeline, held through a wholly-owned Enbridge subsidiary in the United States, to EEP for aggregate consideration of $1.1 billion (US$1 billion), consisting of approximately $814 million (US$694 million) of Class E equity units issued to Enbridge by EEP and the repayment of approximately $359 million (US$306 million) of indebtedness owed to Enbridge. Prior to the transfer, EEP owned the remaining 33.3% interest in the United States segment of the Alberta Clipper pipeline.

The Class E units issued to Enbridge are entitled to the same distributions as the Class A units held by the public and are convertible into Class A units on a one-for-one basis at Enbridge’s option. The transaction applies to all distributions declared subsequent to the transfer. The Class E units are redeemable at EEP’s option after 30 years, if not converted by Enbridge prior to that time. The units have a liquidation preference equal to their notional value at December 23, 2014 of US$38.31 per unit, which was determined based on the trailing five-day volume-weighted average price of EEP’s Class A common units. EEP recorded the Class E units at fair value. As a result, the Company recorded a decrease in Noncontrolling interests of $304 million and increases in Additional paid-in capital and Deferred income tax liabilities of $218 million and $86 million, respectively.

On March 13, 2015, EEP completed a public common unit issuance. The Company participated only to the extent to maintain its 2% General Partner (GP) interest. The common unit issuance resulted in contributions of $366 million (US$289 million) from noncontrolling interest holders.

Effective July 1, 2014, EECI, a wholly-owned subsidiary of Enbridge and the GP of EEP, entered into an equity restructuring transaction in which the Company irrevocably waived its right to receive cash distributions and allocations in excess of 2% in respect of its GP interest in the existing incentive distribution rights (IDR) in exchange for the issuance of (i) 66.1 million units of a new class of EEP units designated as Class D Units, and (ii) 1,000 units of a new class of EEP units designated as Incentive Distribution Units (IDU). The Class D Units entitle the Company to receive quarterly distributions equal to the distribution paid on EEP’s common units. This restructuring decreased the Company’s share of incremental cash distributions from 48% of all distributions in excess of US$0.495 per unit per quarter down to 23% of all distributions in excess of EEP’s current quarterly distribution of US$0.5435 per unit per quarter. The transaction applies to all distributions declared subsequent to the effective date. EEP recorded the Class D Units and IDU at fair value, which resulted in a reduction to the carrying amounts of the GP and limited partner capital accounts on a pro-rata basis. As a result, the Company recorded a decrease in Noncontrolling interests of $2,363 million inclusive of CTA and increases in Additional paid-in capital and Deferred income tax liabilities of $1,601 million and $762 million, respectively.

On July 1, 2014, EEP completed the sale of an additional 12.6% limited partnership interest in its natural gas and NGL midstream business to MEP for cash proceeds of $376 million (US$350 million). Upon finalization of this transaction, EEP continued to retain a 2% GP interest, an approximate 52% limited partner interest and all IDR in MEP. However, EEP’s direct interest in entities or partnerships holding the natural gas and NGL midstream operations reduced from 61% to 48%, with the remaining ownership held by MEP.

ENBRIDGE ENERGY MANAGEMENT, L.L.C.

Noncontrolling interests in EEM represented the 88.3% (2015 - 88.3%) of the listed shares of EEM not held by the Company. During the year ended December 31, 2016, the decrease in the carrying value of Noncontrolling interests in EEM is due to a comprehensive loss attributable to noncontrolling interests in EEM.

ENBRIDGE GAS DISTRIBUTION INC.

The Company owns 100% of the outstanding common shares of EGD; however, the four million Cumulative Redeemable EGD Preferred Shares held by third parties are entitled to a claim on the assets of EGD prior to the common shareholder. The preferred shares have no fixed maturity date and have floating adjustable cash dividends that are payable at 80% of the prime rate. EGD may, at its option, redeem all or a portion of the outstanding shares for $25 per share plus all accrued and unpaid dividends to the redemption date. As at December 31, 2016, no preferred shares have been redeemed.

RENEWABLE ENERGY ASSETS

Renewable energy assets include the VIEs (Note 10) of Magic Valley, Wildcat, Keechi and New Creek wind farms. During the year ended December 31, 2016, the net decrease in the carrying value of Noncontrolling interests in Renewable energy assets was primarily due to a comprehensive loss attributable to noncontrolling interests, which were partially offset by contributions, net of distributions, received from noncontrolling interests.

REDEEMABLE NONCONTROLLING INTERESTS

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Balance at beginning of year	2,141	2,249	1,053
Earnings/(loss)	268	(3)	(11)
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	(17)	(7)	(15)
Other comprehensive loss from equity investees	-	(12)	-
Reclassification to earnings of realized cash flow hedges	3	2	-
Reclassification to earnings of unrealized cash flow hedges	6	2	-
Change in foreign currency translation adjustment	(3)	18	5

Other comprehensive income/(loss)	(11)	3	(10)
Distributions to unitholders	(202)	(114)	(79)
Contributions from unitholders	591	670	323
Reversal of cumulative redemption value adjustment attributable to ECT preferred units	-	(541)	-
Dilution loss on Enbridge Income Fund issuance of trust units	(4)	(355)	-
Dilution loss on Enbridge Income Fund equity investment	(73)	(132)	-
Dilution gain/(loss) on Enbridge Income Fund indirect equity investment	(4)	5	-
Redemption value adjustment	686	359	973

Balance at end of year	3,392	2,141	2,249

Redeemable noncontrolling interests in the Fund as at December 31, 2016 represented 45.6% (2015 - 40.7%, 2014 - 70.6%) of interests in the Fund’s trust units that are held by third parties.

In April 2016, ENF completed a public equity offering of common shares for gross proceeds of $575 million and issued additional shares to Enbridge for gross proceeds of $143 million in order for Enbridge to maintain its 19.9% ownership interest in ENF. ENF used the proceeds from the common share issuances to subscribe for additional trust units of the Fund. Enbridge did not participate in this offering, resulting in an increase in redeemable noncontrolling interests from 40.7% to 45.6%. This resulted in contributions of $591 million, net of share issue costs, from redeemable noncontrolling interest holders and a dilution loss for redeemable noncontrolling interests of $4 million.

In April 2016, the Fund used the aggregate proceeds of $718 million from the issuance of trust units to ENF to purchase additional common units of ECT, and ECT used the aggregate proceeds of $718 million to purchase additional Class A units of EIPLP, resulting in a dilution loss for ECT. This dilution loss resulted in a dilution loss for the Fund’s equity investment in ECT and a dilution loss for redeemable noncontrolling interests of $73 million for the year ended December 31, 2016.

In September 2015, Enbridge’s unitholdings in the Fund increased upon closing of the Canadian Restructuring Plan (Note 1), resulting in a decrease in redeemable noncontrolling interests.

Upon closing of the Canadian Restructuring Plan, ECT, an equity investment of the Fund, reclassified its Preferred Units from mezzanine equity to liabilities. Accordingly, ECT reduced the recorded redemption value of its Preferred Units to their aggregate par value, resulting in an increase to the Fund’s equity investment in ECT. This resulted in an adjustment to redeemable noncontrolling interests of approximately $541 million.

Upon closing of the Canadian Restructuring Plan, EIPLP, an indirect equity investment of the Fund, issued Special Interest Rights to Enbridge which are entitled to Temporary Performance Distribution Rights (TPDR) distributions. TPDR distributions occur when the Fund distribution rate exceeds a payout target and are paid in the form of Class D units. The Class D unitholders receive a distribution each month equal to the per unit amount paid on Class C units of EIPLP, but to be paid in kind in additional Class D units. The issuances of TPDR and additional Class D units resulted in a dilution gain for the Fund’s indirect equity investment in EIPLP. For the year ended December 31, 2016, a dilution loss for redeemable noncontrolling interests of $4 million was recorded (2015 - dilution gain of $5 million).

In November 2015, ENF completed a bought deal public offering of common shares for approximately $700 million and issued additional common shares to Enbridge for approximately $174 million in order for Enbridge to maintain its 19.9% in ENF. ENF used the aggregate proceeds of $874 million to subscribe for additional trust units of the Fund. Enbridge did not participate in this offering, resulting in an increase in redeemable noncontrolling interests from 34.3% to 40.7%. This resulted in contributions of $670 million, net of share issue costs, from redeemable noncontrolling interest holders and a dilution loss for redeemable noncontrolling interests of $355 million for the year ended December 31, 2015.

In November 2015, the Fund used the aggregate proceeds of $874 million from the issuance of trust units to ENF to purchase additional common units of ECT, and ECT used the aggregate proceeds of $874 million to purchase additional Class A units of EIPLP, resulting in a dilution loss for ECT. This dilution loss resulted in a dilution loss for Fund’s equity investment in ECT and a dilution loss for redeemable noncontrolling interests of $132 million for the year ended December 31, 2015.

In November 2014, the Fund Group acquired Enbridge’s 50% interest in the United States portion of Alliance Pipeline and subscribed for and purchased Class A units of Enbridge’s subsidiaries that indirectly own the Canadian and United States segments of the Southern Lights Pipeline for a total consideration of approximately $1.8 billion, including $421 million in cash, $878 million in the form of a long-term note payable by the Fund, bearing interest of 5.5% per annum and was fully repaid at December 31, 2015, and $461 million in the form of preferred units of ECT, which at the time of the transfer was a subsidiary of the Fund. To fund the cash component of the consideration, the Fund issued approximately $421 million of trust units to ENF. To purchase the trust units from the Fund, ENF completed a bought deal public offering of common shares for approximately $337 million and issued additional common shares to Enbridge for approximately $84 million in order for Enbridge to maintain its 19.9% interest in ENF. As a result of the transfer, redeemable noncontrolling interests in the Fund increased from 68.6% to 70.6% and contributions of $323 million, net of share issue costs, were received from redeemable noncontrolling interest holders.

Distributions to noncontrolling unitholders were made on a monthly basis for the years ended December 31, 2016, 2015, and 2014 in line with the Fund’s objective of distributing a high proportion of its cash available for distribution, as approved by its Board of Trustees.